Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2017
SUPPLEMENTAL INFORMATION:
Supplemental Cash Flow Information

The following table includes supplemental cash flow information, including noncash investing and financing activity for the three-months ended March 31, 2017 and 2016.

	March 31, 2017	March 31, 2016
Cash paid for interest	$-	$-

Note payable issued on acquisition	$1,333,334	$-

Conversion of notes payable-related party	$206,209	$-

Issuance of shares for acquisition	$2,666,666	$-